REVEUNE AND COST OF GOODS SOLD	12 Months Ended
Dec. 31, 2011
Reveune and Cost Of Goods Sold [Abstract]
Reveune and Cost Of Goods Sold Disclosures [Text Block]

3. REVEUNE AND COST OF GOODS SOLD

The following graph indicates the revenues from domestic and international market in 2011, 2010 and 2009, respectively.

Concentration	2011	2010	2009
China Domestic Market	$26,004,952	$27,542,924	$17,223,217

International Market	$38,154,140	$21,547,719	$12,162,914

Total	$64,159,092	$49,090,643	$29,386,131

The following graph indicates the revenues generated from two major product groups in 2011, 2010 and 2009, respectively.

Product Group	2011	2010	2009
Linen fabric	$48,993,814	$43,661,558	$27,625,208

Linen yarn	$15,165,278	$5,429,085	$1,760,923

Total	$64,159,092	$49,090,643	$29,386,131

Cost of Goods Sold

The following graph indicates the cost of goods sold of two major product groups in 2011, 2010 and 2009, respectively.

Product Group	2011	2010	2009
Linen fabric	$30,199,656	$29,799,912	$18,962,169

Linen yarn	$11,510,313	$4,080,100	$1,713,274

Total	$41,709,969	$33,880,012	$20,675,443